Income taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 109	$ 109	$ 106
Prior period tax positions:
Increases	15	2	0
Decreases	(5)	(2)	(5)
Current period tax positions	14	8	8
Settlements	(8)	0	0
Statute expiration	(13)	(8)	0
Ending balance	$ 112	$ 109	$ 109